                    The Montgomery Partners Series Funds
                              December 31, 1997

[LOGO OF MONTGOMERY]
The Montgomery Partners Series
101 California Street
San Francisco, California 94111
800-695-8758


       ----------------------------------------------------------
                       T a b l e  o f  C o n t e n t s

       Investment Review & Portfolio Investments
          Montgomery Global Long-Short Fund .................   2
          Montgomery Emerging Markets Focus Fund ............  14

       Statements of Assets and Liabilities .................  19

       Statements of Operations .............................  21

       Statements of Changes in Net Assets ..................  23

       Financial Highlights .................................  24

       Statement of Cash Flows ..............................  26

       Notes to Financial Statements ........................  27

--------------------------------------------------------------------------------

Fund results in this report were computed without a sales charge or redemption fee unless otherwise indicated. Had such sales charges or redemption fee been included, performance would have been as follows:

Total returns from inception (12/31/97) through 3/31/98:

                                        Class A         Class B         Class C
                                        ---------------------------------------
Montgomery Global
 Long-Short Fund                        20.20%          21.50%          17.50%
Montgomery Emerging
 Markets Focus Fund                     8.11%           13.40%          17.30%

Performance is for a limited period of time only and is not necessarily indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The inception date for both Funds is December 31, 1997. Performance figures reflect a partial waiver of fees without which the total returns would have been lower. This information must be preceded or accompanied by a prospectus. Please read the prospectus carefully before you invest.

These funds invest in securities of foreign countries which may present special risks such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates. The Montgomery Global Long-Short Fund also uses sophisticated investment approaches that may present substantially higher risks than most mutual funds. It may invest a larger percentage of its assets in transactions using margin, leverage, short sales and other forms of volatile financial derivatives such as options and futures. As a result, the value of an investment in this Fund may be more volatile than investments in other mutual funds. This Fund may not be an appropriate investment for conservative investors.

================================================================================
                                                             CHAIRMAN'S LETTER
================================================================================
[LOGO OF CHAIRMAN]

                                 April 1998
Dear Fellow Shareholder:

Welcome to The Montgomery Partners Series! The Partners Series Funds were launched as a response to changing times and a heightened demand for sophisticated investment strategies. We leveraged our expertise and proven disciplines to offer funds that we believe are designed to achieve consistent, superior results. The Montgomery Global Long-Short Fund was created to provide mutual fund investors access to hedging techniques once reserved only for the very wealthy through private partnership vehicles. The Fund's performance has been outstanding-up 27.2% for the quarter ended March 31, 1998.* The Montgomery Emerging Markets Focus Fund takes a concentrated approach by investing its holdings in just three to 10 emerging countries. This enables the portfolio manager to act on research and insights quickly, moving in and out of positions opportunistically. Another strong performer in its asset class, this Fund gained 14.4% for the quarter ended March 31, 1998.*

We are glad to partner with financial professionals to introduce these Funds to the marketplace. By now you've most likely been advised on the value of diversification and asset allocation, setting risk tolerances and taking a long-term perspective on your investments. Portfolio planning has been reemphasized in newspapers, magazines and financial journals alike, with the general assumption that investments are chosen as part of an overall strategy. At the same time, the variety of investment options is ever increasing. And variety demands choice. As someone once said, "Mistakes are made only at the time of decision." As investors we are information gatherers; an insight here, a foresight there, and, at the end of the day, those ideas are just that-until we build a plan and take action. The brilliance of evolution is that it leverages the hundreds of smart decisions made over great periods of time. At Montgomery we call this wisdom.

We are proud to present you with the first annual report for The Montgomery Partners Series, and we look forward to earning your continued confidence.

                                        Sincerely,

                                        /s/ R. Stephen Doyle

                                        R. Stephen Doyle
                                        Chairman and Chief Executive Officer


* Performance stated is for A class shares. The Funds also offer B and C class shares that have different sales charges and expense levels which may affect performance. Please see the preceding page for discussion of fund performance.

================================================================================
INVESTMENT REVIEW-GLOBAL LONG-SHORT FUND
================================================================================

                             First Quarter 1998
                              Montgomery Global
                               Long-Short Fund
             ----------------------------------------------------

                   P o r t f o l i o  M a n a g e m e n t

            [LOGO OF NANCY KUKACKA]         [LOGO OF ANGELINE EE]

                Nancy Kukacka                    Angeline Ee
               Portfolio Manager              Portfolio Manager

             ----------------------------------------------------

                       F u n d  P e r f o r m a n c e

                  Total Return since inception (12/31/97)
                        for the period ended 3/31/98

                      Montgomery Global Long-Short Fund

                Class A Shares ......................  27.20%
                Class B Shares ......................  26.50%
                Class C Shares ......................  18.50%

                      MSCI All Country World Free Index

                Since 12/31/97 ......................  13.85%

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley Capital International All Country World Free Index is an unmanaged, capitalization-weighted monthly total return index comprised of securities listed on the stock exchanges of over 45 developed and emerging countries, including the United States.


             ----------------------------------------------------


Q: The Montgomery Global Long-Short Fund has been termed an "alternative investment strategy." What does this mean in the context of an overall portfolio?

A: Unlike typical mutual funds, the Montgomery Global Long-Short Fund has the capability to exploit both positive and negative swings across markets worldwide. This gives the Fund tremendous growth potential as well as a greater arsenal of defensive tactics. The Fund's unique approach means that its performance does not correlate closely with any market index, making it an attractive diversification vehicle for long-term investors who want to lower the overall risk of their portfolios with the goal of higher absolute returns.

Q: Has the Fund taken advantage of its shorting capabilities thus far?

A: Yes. We did short a number of selected stocks during the first quarter. At any one time, we expect to have as much as 70% of the portfolio in short positions or as little as 30%. All of our investments-short as well as long-are based on bottom-up assessments of corporate fundamentals, not top-down calls. We have the ability to use short positions defensively (to hedge current portfolio holdings) and opportunistically (to take advantage of overvalued stocks rather than simply avoid them).

Q: The Montgomery Global Long-Short Fund outperformed most market benchmarks from its inception (December 31, 1997) through the end of the first quarter. What factors contributed to that performance?

A: The Fund's recent performance was driven primarily by the portfolio's overall strength in stock picking rather than by big bets in any one country or one stock in particular. The Fund profited from both long and short positions in a variety of markets. We traded Asian stocks very well during the quarter, which contributed about 500 basis points to the Fund's performance. We also invested profitably in U.S. and European issues in the wake of the Asian crisis.

================================================================================
                                      INVESTMENT REVIEW-GLOBAL LONG-SHORT FUND
================================================================================

Q: As one of the pioneer retail funds offering a long-short strategy, have there been any challenges to overcome?

A: The Taxpayer Relief Act of 1997 opened up greater options for investors by repealing the "short-short" rule. It thereby allowed mutual fund managers to fully utilize investment strategies that until then had been confined to hedge funds and other private partnerships. Although some constraints have been removed, the Montgomery Global Long-Short Fund still must adhere to the Securities and Exchange Commission ("SEC") guidelines and restrictions that apply to other mutual funds. Unlike hedge fund managers, we cannot dictate the flow of assets into the Global Long-Short Fund to a large degree. We view these constraints not as obstacles, however, but as safety features that the typical hedge fund doesn't offer.

Q: What is your outlook for the U.S. market, and how have you positioned the Fund accordingly?

A: Current valuations in some segments of the U.S. market (particularly large-cap consumer-oriented and technology stocks) are unprecedented, at a time when the market is still potentially vulnerable to the instability in Asian economies. We believe that this kind of environment is ideal for our focus on stock picking and our ability to short, both as a defensive measure and as an opportunistic strategy.

Portfolio holdings are subject to change and should not be considered a recommendation to purchase.

There are certain risks associated with investing in foreign markets, such as currency fluctuations and political and economic instability.

             ----------------------------------------------------

                         G R O W T H  O F  $ 10,000*

       [GRAPH OF PAYMENT OF MAXIMUM SALES CHARGES AND REDEMPTION FEE]

             ----------------------------------------------------

                    12/97    9450    10000  10000    10000

                     1/98    9979    10510   9830    10220

                     2/98    11198   11800   11050   10919

                     3/98    12020   12150   11750   11385

             ----------------------------------------------------

                      Global Long-Short Fund-A
                      Global Long-Short Fund-B
                      Global Long-Short Fund-C
                      MSCI All Country World Free Index


* These figures, unlike those appearing elsewhere in this report, reflect payment of the maximum sales charges and/or redemption fee.

================================================================================
INVESTMENT REVIEW-GLOBAL LONG-SHORT FUND
================================================================================

Long Positions
------------------------------            ----------------------------------
T o p  T e n  H o l d i n g s             T o p  F i v e  C o u n t r i e s

1.  Adminstaff, Inc                       1.  United States
2.  Belvedere SA                          2.  France
3.  Montupet                              3.  Netherlands
4.  Baron de Ley, SA                      4.  Brazil
5.  Medicis Pharmaceutical Corporation,   5.  Malaysia
    Class A
6.  Anchor Gaming
7.  Telecom Italia SpA
8.  China Telecom Ltd
9.  Gucci Group NV
10. Fred's, Inc

================================================================================
                                  PORTFOLIO INVESTMENTS-GLOBAL LONG-SHORT FUND
================================================================================

Montgomery Global Long-Short Fund
Portfolio Investments-3/31/98

Common Stocks-112.3%                                                              Value
        Shares                                                                   (Note 1)
                Brazil-2.6%
        10,400  Elevadores Atlas, SA (Machinery & Tools)                       $  150,923
        1,550   Telebras, ADR*** (Telephone/Networks)                             201,208
        800,000 Telec Brasileiras-Telebras (Telephone/Networks)                    82,674
                                                                               ----------
                                                                                  434,805
                                                                               ----------
                Canada-1.1%
        8,000   Bell Canada International Inc***+ (Telecommunications/Wireless)   179,750
                                                                               ----------
                China / Hong Kong-2.8%
        55,000  Cathay Pacific Airways (Airlines)                                  53,590
        178,000 China Telecom Ltd+ (Telecommunications/Wireless)                  360,653
        10,000  Henderson Land Development Company Ltd (Real Estate)               50,717
                                                                               ----------
                                                                                  464,960
                                                                               ----------
                Finland-1.3%
        2,000   Nokia Oyj, Sponsored ADR (Telecommunications Equipment)           215,875
                                                                               ----------
                France-16.0%
        900     Accor SA (Lodging)                                                230,788
        2,420   Altran Technologies SA (Consumer Services)                        306,379
        3,110   Belvedere SA+ (Food & Beverage)                                   484,017
        2,480   Cie Financiere de CIC et de l'Union Europeenne
                (Diversified Financial Services)                                  239,981
        2,000   Cie Financiere de Paribas, Class A (Banks)                        202,241
        2,450   Etam Development SA+ (Retail Trade)                               222,063
        1,780   Montupet (Auto/Auto Parts)                                        440,657
        4,500   Pernod Ricard (Food & Beverage)                                   305,540
        450     Sagem SA (Telecommunications Equipment)                           287,903
                                                                               ----------
                                                                                2,719,569
                                                                               ----------
                Germany-2.9%
        4,780   Hornbach Baumarkt Aktiengesellschaft  (Retail Trade)              170,461
        440     Mannesmann AG (Machinery & Tools)                                 321,902
                                                                               ----------
                                                                                  492,363
                                                                               ----------

    The accompanying notes are integral part of these financial statements.

================================================================================
PORTFOLIO INVESTMENT-GLOBAL LONG-SHORT FUND
================================================================================


Montgomery Global Long-Short Fund
Portfolio Investments-3/31/98 (continued)

Common Stocks (continued)                                                         Value
        Shares                                                                   (Note 1)
                Great Britain-2.4%
        8,000   COLT Telecom Group PLC+ (Telephone/Regional-Local)             $  190,702
        357,000 Freepages Group PLC+ (Broadcasting/Advertising)                   206,177
                                                                               ----------
                                                                                  396,879
                                                                               ----------
                Greece-1.5%
        1,370   Alpha Credit Bank (Banks)                                         106,094
        6,160   Hellenic Telecommunication Organization SA (Telephone/Networks)   154,193
                                                                               ----------
                                                                                  260,287
                                                                               ----------
                India-1.4%
        4,400   Mahanagar Telephone Nigam Ltd, GDR**+ (Telecommunications/Other)   74,580
        13,000  Videsh Sanchar Nigam Ltd, GDR+ (Telephone/Long Distance)          162,500
                                                                               ----------
                                                                                  237,080
                                                                               ----------
                Italy-2.2%
        46,900  Telecom Italia SpA (Telephone/Networks)                           369,313
                                                                               ----------
                Malaysia-4.0%
        130,000 Batu Kawan Berhad (Holding)                                       174,877
        160,000 John Hancock Life Insurance (Insurance)                            79,781
        35,000  Malaysia International Shipping Berhad (Shipping)                  62,328
        306,000 PPB Oil Palms Berhad (Agriculture Commodities)                    300,132
        100,000 Selangor Properties Berhad (Real Estate)                           53,151
                                                                               ----------
                                                                                  670,269
                                                                               ----------
                Netherlands-7.5%
        3,450   ASM Lithography Holding NV+ (Semiconductor)                       319,125
        7,500   Gucci Group NV (Retail Trade)                                     356,250
        11,000  Ispat International NV+ (Metals & Mining)                         313,499
        3,800   Royal Philips Electronics NV, ADR (Electronics)                   279,063
                                                                               ----------
                                                                                1,267,937
                                                                               ----------
                Philippines-0.7%
        650,000 Cosmos Bottling Corporation (Food & Beverage)                      89,264
        39,500  Security Bank Corporation+ (Investment Management)                 25,297
                                                                               ----------
                                                                                  114,561
                                                                               ----------

    The accompanying notes are integral part of these financial statements.

================================================================================
                                     PORTFOLIO INVESTMENT-GLOBAL LONG-SHORT FUND
================================================================================


Montgomery Global Long-Short Fund
Portfolio Investments-3/31/98 (continued)

Common Stocks (continued)                                                         Value
        Shares                                                                   (Note 1)

                Portugal-0.4%
        1,320   Brisa-Auto Estradas de Portugal SA*** (Auto/Auto Parts)        $   60,221
                                                                               ----------
                Singapore-0.8%
        280,000 Comfort Group Ltd (Holding)                                       132,591
                                                                               ----------
                South Africa-3.1%
        1,800   Anglo American Corporation of South Africa Ltd (Metals & Minings)  82,502
        3,000   De Beers Consolidated Mines*** (Metals & Mining)                   65,416
        4,700   De Beers Consolidated Mines, ADR***+ (Metals & Mining)            102,959
        5,500   Liberty Life Association of Africa Ltd*** (Insurance)             185,682
        9,900   Nasionale Pers Beperk (Holding)                                    81,591
                                                                               ----------
                                                                                  518,150
                                                                               ----------
                Spain-2.3%
        15,900  Baron de Ley, SA+ (Food & Beverage)                               394,629
                                                                               ----------
                Thailand-3.9%
        22,800  GSS Array Technology Public Company, Ltd+ (Electronics)           104,295
        17,000  GSS Array Technology Public Company, Ltd(F)+ (Electronics)         77,764
        168,500 International Broadcasting Corporation Public Company, Ltd+
                (Cable Television)                                                205,540
        131,500 International Broadcasting Corporation Public Company, Ltd(F)+
                (Cable Television)                                                160,406
        350,000 Security One Public Company Ltd+ (Investment Management)          102,287
                                                                               ----------
                                                                                  650,292
                                                                               ----------
                Turkey-1.7%
        957,143 Akbank TAS (Banks)                                                 69,882
      1,300,000 Haci Omer Sabanci Holding AS (Holding)                             76,199
      4,200,000 Yapi ve Kredi Bankasi AS (Banks)                                  145,117
                                                                               ----------
                                                                                  291,198
                                                                               ----------

    The accompanying notes are integral part of these financial statements.

================================================================================
PORTFOLIO INVESTMENT-GLOBAL LONG-SHORT FUND
================================================================================

Montgomery Global Long-Short Fund
Portfolio Investments-3/31/98 (continued)

Common Stocks (continued)                                                          Value
        Shares                                                                   (Note 1)
                United States-53.7%
        11,750  Adminstaff, Inc***+ (Business Services)                        $  505,984
        8,000   Analog Devices, Inc***+ (Semiconductor)                           266,000
        5,200   Anchor Gaming***+ (Leisure Time)                                  387,400
        5,400   Arbor Software Corporation***+ (Software Systems)                 248,400
        9,000   AXENT Technologies, Inc***+ (Software Systems)                    273,938
        7,100   CKE Restaurants, Inc*** (Restaurants)                             260,925
        3,000   Cost Plus, Inc+ (Retail Trade)                                     95,438
        2,000   Dell Computer Corporation+ (Computers & Office Equipment)         135,438
        6,700   EVI, Inc***+ (Oilfield Equipment)                                 310,294
        10,000  Edwards (JD) & Company+ (Software Systems)                        326,875
        2,800   Emulex Corporation***+ (Telecommunications/Networks)               25,900
        8,000   Fidelity National Financial, Inc*** (Insurance)                   294,000
        4,000   Forest Laboratories, Inc+ (Pharmacy/Drugs)                        150,250
        13,500  Fred's, Inc*** (Retail Trade)                                     337,500
        13,000  Friendly Ice Cream Corporation***+ (Restaurants)                  260,813
        15,000  Genesco Inc+ (Footwear)                                           271,875
        3,000   Genesys Telecommunications Laboratories, Inc+ (Software Systems)  113,813
        600     Gilead Sciences, Inc***+ (Pharmacy/Drugs)                          21,581
        16,000  Global DirectMail Corporation***+ (Retail Trade)                  296,000
        7,000   Global TeleSystems Group, Inc+ (Telephone/Networks)               328,562
        15,000  Hain Food Group, Inc***+ (Food & Beverage)                        277,969
        15,000  Halter Marine Group, Inc+ (Shipping)                              238,125
        2,500   Intel Corporation (Semiconductor)                                 195,078
        6,000   Jones Apparel Group, Inc***+ (Apparel & Textiles)                 330,375
        4,000   Lilly (Eli) & Company*** (Pharmacy/Drugs)                         238,500
        9,000   Medicis Pharmaceutical Corporation, Class A***+ (Pharmacy/Drugs)  392,906
        10,000  Micro Warehouse, Inc+ (Computers & Office Equipment)              163,750
        7,000   New Era of Networks, Inc***+ (Telecommunications/Networks)        169,313
        4,000   Newpark Resources, Inc***+ (Oil)                                   73,000
        3,000   Payless ShoeSource, Inc***+ (Footwear)                            225,750
        5,000   PeopleSoft, Inc***+ (Software Systems)                            263,281
        7,000   Pride International, Inc***+ (Oilfield Equipment)                 167,125
        2,000   Sangstat Medical Corporation***+ (Medical Products)                64,000
        10,000  Sequent Computer Systems, Inc***+ (Computers & Office Equipment)  182,813
        1,000   Sola International, Inc+ (Cosmetics & Personal Care)               41,438



    The accompanying notes are integral part of these financial statements.
8

================================================================================
                                     PORTFOLIO INVESTMENT-GLOBAL LONG-SHORT FUND
================================================================================


Montgomery Global Long-Short Fund
Portfolio Investments-3/31/98 (continued)

Common Stocks (continued)       Value
        Shares          (Note 1)
                United States (continued)
        29,000  Sunglass Hut International, Inc***+ (Retail Trade)             $  303,594
        1,000   Time Warner, Inc (Newspapers/Publishing)                           72,000
        4,000   Tommy Hilfiger Corporation***+ (Apparel & Textiles)               240,250
        2,000   Veritas Software Corporation***+ (Software Systems)               118,500
        5,000   WorldCom, Inc+ (Telephone/Long-Distance)                          215,156
        7,500   Zonagen, Inc+ (Pharmacy/Drugs)                                    165,469
                                                                               ----------
                                                                                9,049,378
                                                                               ----------
                TOTAL COMMON STOCKS (Cost $17,195,169)                         18,920,107
                                                                               ==========

Preferred Stocks-1.8% (Cost $260,803)

                Brazil-1.8%
     2,850,000  Banco do Estado de Sao Paulo SA+ (Banks)                          190,501
        42,000  Cia Riograndense de Telecomunicacoes
                (Telecommunications Equipment)                                     52,823
         2,200  Petroleos Brasileiro SA, ADR*** (Oil)                              52,250
                                                                                  295,574
                                                                               ==========
        Principal Amount
Foreign Government Obligations-0.9% (Cost $159,703)
                Turkey-0.9%
        TKL 60,000,000,000      Treasury Bill, due 11/04/98                       155,208
                                                                               ----------

Number of Contracts                                    Expiration       Strike
                                                          Date          Price
                                                       ----------      -------
Call Options Purchased-0.2% (Cost $28,888)
        150     General Nutrition Center, Inc
                (Retail Trade)                          05/16/98       $40.0       34,688
                                                                               ----------

    The accompanying notes are integral part of these financial statements.

================================================================================
PORTFOLIO INVESTMENT-GLOBAL LONG-SHORT FUND
================================================================================


Montgomery Global Long-Short Fund
Portfolio Investments-3/31/98 (continued)

        Number of Contracts                   Expiration        Strike         Value
                                                 Date           Price         (Note 1)
                                              -----------      ---------   -----------
Put Options Purchased-0.3% (Cost $69,425)

        75      Computer Learning Centers, Inc+
                (Business Services)             05/16/98        $17.5      $    29,531
        50      Fila Holding SpA (Footwear)     04/18/98        $20.0              938
        50      Fila Holding SpA (Footwear)     04/18/98        $22.5            3,281
        50      Nike, Inc, Class B (Footwear)   07/18/98        $45.0           16,563
                                                                                50,313
                                                                           -----------
                TOTAL INVESTMENTS (Cost $17,713,988*)           115.5%      19,455,890
                TOTAL SHORT SALES (Proceeds $7,904,023)         (49.2)%     (8,292,731)
                TOTAL OPTIONS WRITTEN
                (Premium Received $71,092) (Note 5)              (0.4)%        (64,594)
                OTHER ASSETS AND LIABILITIES (Net)               34.1%       5,743,678
                                                                           -----------
                TOTAL NET ASSETS                                100.0%     $16,842,243
                                                                           -----------

------------------
*       Aggregate cost for federal tax purposes was $17,802,177
** Restricted secuities. Such securities represent $74,580 or 0.4% of total net assets.
***     Designated as short sale collateral
+       Non-income producing security

Abbreviation:
ADR     American Depositary Receipt
(F)     Foreign or Alien Shares
GDR     Global Depositary Receipt
TKL     Turkish Lira

    The accompanying notes are integral part of these financial statements.

================================================================================
                                  SCHEDULE OF SHORT SALES-GLOBAL LONG-SHORT FUND
================================================================================


Montgomery Global Long-Short Fund
Schedule of Short Sales-3/31/98

Short Sales-49.2%                                                       Value
        Shares                                         Proceeds        (Note 1)
                Austria-0.8%
        2,150   Wolford AG (Apparel & Textiles)       $ 155,730       $ 134,649
                                                                      ---------
                France-2.8%
        2,200   Credit Lyonnais (Banks)                 170,142         195,146
        2,960   GrandVision SA (Retail Trade)           104,522         109,225
        4,400   SEITA (Tobacco)                         175,867         172,438
                                                                      ---------
                                                                        476,809
                                                                      ---------
                Israel-0.9%
        10,000  Teledata Communications Ltd
                (Telecommunications/Networks)           162,807         151,250
                                                                      ---------
                Italy-1.8%
        13,500  Bulgari SpA (Retail Trade)               69,218          92,430
        51,000  Ittierre Holding SpA
                (Apparel & Textiles)                    172,368         212,052
                                                                      ---------
                                                                        304,482
                                                                      ---------
                Japan-3.8%
        40,000  Itochu Corporation (Retail Trade)       109,572          96,006
        12,000  JUSCO Company, Ltd (Retail Trade)       219,461         215,113
        14,000  Sekisui House, Ltd (Real Estate)        112,698         114,457
        18,000  Sumitomo Corporation (Conglomerates)    112,654         117,052
        36,000  Taisei Corporation (Building Materials)  95,968          98,826
                                                                      ---------
                                                                        641,454
                                                                      ---------
                Malaysia-2.9%
        20,000  Berjaya Sports Toto Berhad
                (Leisure Time)                           52,449          54,247
        45,000  Kuala Lumpur Kepong Berhad
                (Agriculture Commodities)               100,935         107,877
        65,000  Perusahaan Otomobil Nasional Berhad
                (Auto/Auto Parts)                       104,781         113,082
        30,000  Telekom Malaysia Berhad
                (Telephone/Networks)                     88,078         103,562
        40,000  Tenaga Nasional Berhad
                (Electric Utilities)                    100,119         100,822
                                                                      ---------
                                                                        479,590
                                                                      ---------
                Netherlands-0.7%
        2,500   Baan Company NV (Software Systems)      109,528         119,531
                                                                      ---------

    The accompanying notes are integral part of these financial statements.

================================================================================
SCHEDULE OF SHORT SALES-GLOBAL LONG-SHORT FUND
================================================================================

Montgomery Global Long-Short Fund
Schedule of Short Sales-3/31/98 (continued)

Short Sales (continued)                                                                       Value
        Shares                                                            Proceeds           (Note 1)
                Philippines-0.9%
        5,500   Philippine Long Distance Telephone Company
                (Telephone/Long Distance)                                $ 142,969       $       153,242
                                                                                         ---------------
                Singapore-1.0%
        17,000  Keppel Corporation Ltd (Shipping)                           50,813                51,142
        60,000  Natsteel Electronics Ltd (Electronics)                      99,155               116,620
                                                                                         ---------------
                                                                                                 167,762
                                                                                         ---------------
                Spain-1.5%
        4,000   Gas Natural SDG, SA (Gas)                                  197,758               246,921
                                                                                         ---------------
                Switzerland-1.6%
        1,105   Sulzer Medica AG (Biotechnology)                           278,703               276,015
                                                                                         ---------------
                Taiwan-0.7%
        12,000  Acer Inc, GDR (Software Systems)                           131,225               123,300

                United States-29.8%
        6,000   3Com Corporation (Computers & Office Equipment)            198,493               215,813
        12,000  Advanced Micro Devices, Inc (Semiconductor)                252,459               348,750
        6,000   America Online, Inc (Software Systems)                     385,524               409,875
        2,600   Arterial Vascular Engineering, Inc (Biotechnology)         102,713                95,306
        2,500   Avon Products, Inc (Cosmetics & Personal Care)             174,532               195,000
        8,500   Black Box Corporation (Software Systems)                   310,615               311,844
        600     Compaq Computer Corporation (Computers &
                Office Equipment)                                           17,531                15,525
        12,500  Computer Learning Centers, Inc (Software Systems)          222,805               209,766
        4,300   Federated Department Stores, Inc (Retail Trade)            210,691               222,794
        3,400   Gateway 2000, Inc (Computers & Office Equipment)           136,933               159,588
        500     Goody's Family Clothing, Inc (Retail Trade)                 15,435                22,155
        10,000  Gymboree Corporation (Retail Trade)                        260,616               258,124
        4,000   Liz Claiborne, Inc (Retail Trade)                          187,754               199,500
        5,000   Nautica Enterprises, Inc (Apparel & Textiles)              141,870               153,906
        1,900   NBTY, Inc (Food & Beverage)                                 81,272               115,365
        5,000   Nike, Inc, Class B (Footwear)                              214,708               221,250
        5,000   Nine West Group Inc (Footwear)                             136,945               123,124
        600     Pacific Sunwear of California (Apparel & Textiles)          16,837                24,788

    The accompanying notes are integral part of these financial statements.

================================================================================
                                  SCHEDULE OF SHORT SALES-GLOBAL LONG-SHORT FUND
================================================================================


Montgomery Global Long-Short Fund
Schedule of Short Sales-3/31/98 (continued)

Short Sales (continued)                                                                    Value
        Shares                                                            Proceeds        (Note 1)
                United States (continued)
        4,000   Penney (JC) Company, Inc (Retail Trade)                 $   297,250     $   302,749
        6,000   Reebok International Ltd (Retail Trade)                     175,447         183,000
        5,000   SCI Systems, Inc (Electronics)                              184,694         178,125
        3,000   Sears, Roebuck and Company (Retail Trade)                   153,852         172,313
        5,000   St Jude Medical, Inc (Medical Products)                     178,132         167,188
        5,100   Starbucks Corporation (Food & Beverage)                     191,650         231,253
        7,000   The Sports Authority, Inc (Retail Trade)                     98,452         114,625
        10,000  Transcrypt International, Inc (Telecommunications/Other)    162,495         109,688
        6,000   Ultratech Stepper, Inc (Semiconductor)                      130,840         123,187
        10,000  United Auto Group, Inc (Auto/Auto Parts)                    145,958         133,125
                                                                                        -----------
                                                                                          5,017,726
                                                                                        -----------
                TOTAL SHORT SALES                                       $ 7,904,023     $ 8,292,731
                                                                                        ===========

    The accompanying notes are integral part of these financial statements.

================================================================================
INVESTMENT REVIEW-EMERGING MARKETS FOCUS FUND
================================================================================

                              First Quarter 1998

                     M o n t g o m e r y  E m e r g i n g
                       M a r k e t s  F o c u s  F u n d

                           -------------------------

                    P o r t f o l i o  M a n a g e m e n t

                         [LOGO OF JOSEPHINE S. JIMENEZ]

                           Josephine S. Jimenez, CFA
                           Senior Portfolio Manager

                           -------------------------

                        F u n d  P e r f o r m a n c e

                   Total Return since inception (12/31/97)
                         for the period ended 3/31/98

                    Montgomery Emerging Markets Focus Fund

                    Class A Shares.................  14.40%
                    Class B Shares.................  18.40%
                    Class C Shares.................  18.30%

                       MSCI Emerging Markets Free Index

                    Since 12/31/97..................  6.19%

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged, capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries.

                           -------------------------


Q: What is the Fund's strategy?

A: The Montgomery Emerging Markets Focus Fund employs a disciplined, research-driven investment strategy combining quantitative analysis of macroeconomic and market trends with qualitative insight gleaned through original research and frequent visits to emerging markets countries. The Fund differs from other general emerging markets funds in that it concentrates its investments in three to 10 emerging markets. It may also invest up to 50% of its assets in a single emerging market.

Q: Why should investors consider a focused emerging markets investment strategy?

A: First of all, the case for investing in the emerging markets is compelling, as many investors know. Developing countries are home to 80% of the world's population, about half of which are young people on the verge of entering their prime consumption and production years. In recent years quite a few developing countries have made important strides toward democracy, free markets, free trade and citizenship in the global economic community. We believe many are establishing the structural and fiscal policies necessary for sustainable economic growth into the next century. In fact, we expect the world's developing economies to grow at an average rate of nearly three times that of developed countries. That growth should create exceptional long-term opportunities for investors in their capital markets.

   Given this compelling outlook, investors who have strong convictions about the potential opportunities in developing countries may find the typical diversified emerging markets fund overly diluted. Most such funds invest in 30 or more countries and upwards of 200 individual securities. By concentrating the portfolio in a smaller number of attractive, relatively liquid markets-while maintaining ample diversification across individual securities and sectors-the Montgomery Emerging Markets Focus Fund can act more forcefully on our convictions about where developing economies and their stock markets are heading.

================================================================================
                                   INVESTMENT REVIEW-EMERGING MARKETS FOCUS FUND
================================================================================


Q: The Montgomery Emerging Markets Focus Fund had an excellent first quarter-it outperformed its benchmark, the Morgan Stanley Capital International Emerging Markets Free Index by a wide margin. What factors contributed to the Fund's outperformance?

A: The Fund's position in South Africa (34.4% of the portfolio at quarter end) was very profitable. The South African market rallied over the first three months of 1998, driven by a number of positive trends: declining interest rates, lower inflation, restructuring and merger-and-acquisition activity. The Fund's exposure to Turkey (21.5% of the portfolio on March 31) was also beneficial, as that market rallied over the first three months of the year.

Q: Were there any holdings that did not live up to your expectations?

A: The Fund's position in Russia (4.6% of the portfolio at the end of the first quarter) worked against it during early 1998. Political and other concerns drove down the country's equity market. We continue to see what we believe are phenomenal asset values there, however. In addition, the Fund's positions in Brazil and China/Hong Kong contributed some gains to its performance, but the rallies in those markets were no match for the strength of turnaround stories such as Thailand and South Korea.

Q: How are you positioning the Fund for the upcoming year?

A: We believe that market sentiment toward the emerging markets should improve over the next 12 months, potentially leading to strong capital inflows into the large, liquid emerging markets on which the Fund focuses. We remain cautious about some Asian markets, which may have gotten ahead of their fundamentals over the past few months. We believe Latin American markets, in contrast, remain attractively valued. We continue to believe that Brazil will benefit greatly from its upcoming privatization programs (scheduled to take place over the next 14 months) and we have positioned the Fund to take advantage of those opportunities. All in all, we are cautiously optimistic about the outlook for emerging markets in the coming year and are very bullish about their potential over the longer term.

Portfolio holdings are subject to change and should not be considered a recommendation to purchase.

There are certain risks associated with investing in foreign markets, such as currency fluctuations and political and economic instability.

                   -----------------------------------------
                         G R O W T H   O F   $10,000*

      [GRAPH OF MAXIMUM SALES CHARGES AND/OR REDEMPTION FEE APPEARS HERE]

                   -----------------------------------------

                     12/97   9450    10000   10000   10000
                     1/98    8949    9810    9810    9216
                     2/98    9998    10970   10960   10178
                     3/98    10811   11340   11730   10619
                   -----------------------------------------
                       Emerging Markets Focus Fund-A
                       Emerging Markets Focus Fund-B
                       Emerging Markets Focus Fund-C
                       MSCI Emerging Markets Free Index


* These figures, unlike those appearing elsewhere in this report, reflect payment of the maximum sales charges and/or redemption fee.

================================================================================
INVESTMENT REVIEW-EMERGING MARKETS FOCUS FUND
================================================================================

-----------------------------               ----------------------------------
T O P  T E N  H O L D I N G S               T O P   F I V E  C O U N T R I E S

1. JD Group Ltd                             1.      South Africa
2. Liberty Life Association of Africa Ltd   2.      Turkey
3. ABSA Group Ltd                           3.      Brazil
4. Erciyas Biracilik ve Malt Sanayii AS     4.      China/Hong Kong
5. Banco de Estado de Sao Paulo SA          5.      Russia
6. China Telecom ADR
7. Irkutskenergo ADR
8. De Beers Consolidated Mines
9. Haci Omer Sabanci Holding AS
10 Ege Biracilik ve Malt Sanayii AS

================================================================================
                               PORTFOLIO INVESTMENTS-EMERGING MARKETS FOCUS FUND
================================================================================


Montgomery Emerging Markets Focus Fund
Portfolio Investments-3/31/98
Common Stocks-79.8%
                                                                               Value
        Shares                                                                (Note 1)
                   Brazil-3.1%
        2,600      Eletrobras, ADR (Electric Utilities)                     $    60,450
                                                                            -----------
                   China / Hong Kong-12.4%
        36,000     China Resources Enterprises Ltd (Holding)                     72,941
        2,300      China Telecom ADR+ (Telecommunications/Wireless)              94,444
        18,000     Shanghai Industrial Holdings Ltd  (Conglomerates)             73,638
                                                                            -----------
                                                                                241,023
                   India-3.8%
        5,900      Videsh Sanchar Nigam Ltd, GDR+ (Telephone/Long Distance)      73,750
                                                                            -----------
                   Russia-4.6%
        10,300     Irkutskenergo, ADR (Electric Utilities)                       90,125
                                                                            -----------
                   South Africa-34.4%
        10,700     ABSA Group Ltd (Banks)                                        97,216
        8,250      Barlow, Ltd (Conglomerates)                                   67,173
        16,900     CG Smith Ltd (Conglomerates)                                  80,884
        4,100      De Beers Consolidated Mines (Metals & Mining)                 89,401
        21,700     JD Group Ltd (Furniture)                                     205,774
        3,800      Liberty Life Association of Africa Ltd (Insurance)           128,289
                                                                            -----------
                                                                                668,737
                                                                            -----------
                   Turkey -21.5%
        570,000    Ege Biracilik ve Malt Sanayii AS (Food & Beverage)            82,060
        595,000    Erciyas Biracilik ve Malt Sanayii AS (Food & Beverage)        96,672
        132,000    Ford Otomotiv Sanayi AS (Auto/Auto Parts)                     81,443
        1,455,000  Haci Omer Sabanci Holding AS+ (Holding)                       85,284
        365,000    Petrol Ofisi AS (Oil)                                         71,314
                                                                            -----------
                                                                                416,773
                                                                            -----------
                   TOTAL COMMON STOCKS (Cost $1,365,149)                      1,550,858
                                                                            -----------

The accompanying notes are an integral part of these financial statements.

================================================================================
PORTFOLIO INVESTMENTS - EMERGING MARKETS FOCUS FUND
================================================================================

MONTGOMERY EMERGING MARKETS FOCUS FUND
PORTFOLIO INVESTMENTS-3/31/98

                                                                                                   Value
Preferred Stocks-10.1%                                                                            (Note 1)
       Shares
                       Brazil-10.1%
       1,440,000       Banco de Estado de Sao Paulo SA+ (Banks)................................. $   96,253
             800       Eletrobras (Electric Utilities)..........................................     19,900
           3,400       Petroleos Brasileiro SA, ADR (Oil).......................................     80,750
                       TOTAL PREFERRED STOCK (Cost $173,290)....................................    196,903

                       TOTAL SECURITIES (Cost $1,538,439).......................................  1,747,761

Principal Amount
Repurchase Agreements-9.8%
         $95,000       Agreement with Bear Stearns, Tri-Party, 6.100% dated 03/31/98, to be repurchased at $95,016 on 04/01/98, collateralized by $96,900 market value of US government securities, having various maturities
                       and various interest rates..............................................      95,000

         $95,000       Agreement with Paine Webber, Tri-Party, 6.050% dated 03/31/98, to be repurchased at $95,016 on 04/01/98, collateralized by $96,900 market value of US government securities, having various maturities
                       and various interest rates..............................................      95,000
                       TOTAL REPURCHASE AGREEMENTS (Cost $190,000)                                  190,000

                       TOTAL INVESTMENTS (Cost $1,728,439*)........................  99.7%        1,937,761
                       OTHER ASSETS AND LIABILITIES (Net)..........................   0.3%            5,549
                       TOTAL NET ASSETS............................................ 100.0%       $1,943,310

---------------
* Aggregate cost for federal tax purposes was $1,756,378
+ Non-income producing security

Abbreviation:
ADR     American Depositary Receipt
GDR     Global Depositary Receipt

  The accompanying notes are an integral part of these financial statements.

================================================================================
                                            STATEMENTS OF ASSETS & LIABILITIER
================================================================================

The Montgomery Partners Series
Statements of Assets and Liabilities
March 31, 1998

                                                                                 Global Long-Short       Emerging Markets
                                                                                        Fund                Focus Fund
                                                                                ------------------       ----------------
ASSETS:
Investments in securities, at value (note 1)
        Securities (cost $17,713,988 and $1,538,439, respectively)............. $       19,455,890      $       1,747,761
        Repurchase agreements..................................................                  -                190,000
                                                                                ------------------       ----------------
Total Investments..............................................................         19,455,890              1,937,761
Cash...........................................................................          6,872,885                    512
Deposit with custodian bank for short sales....................................            115,149                      -
Foreign currency, at value (cost $326,958 and $18,608, respectively)...........            324,248                 18,231
Receivables:
        Dividends and interest.................................................             43,642                 37,809
        Expenses absorbed by Manager (note 2)..................................             12,886                  6,350
        Shares of beneficial interest sold.....................................            279,374                 49,987
        Investment securities sold.............................................          3,049,452                      -
Other Assets:
        Prepaid expenses.......................................................             28,196                 28,467
        Organization costs (note 1)............................................             26,609                 19,647
                                                                                ------------------       ----------------
Total Assets...................................................................         30,208,331              2,098,764
                                                                                ------------------       ----------------
LIABILITIES:
Short sales (proceeds $7,904,023) (note 1).....................................          8,292,731                      -
Options written, at value (premium received $71,092) (note 5)..................             64,594                      -
Forward foreign currency exchange contracts:
         Net unrealized depreciation of forward foreign currency
         contracts (note 5)....................................................                699                      -
Payables:
        Borrowings from custodian..............................................          3,473,635                      -
        Dividends..............................................................              4,880                      -
        Investment securities purchased........................................          1,413,628                 75,431
        Management fees........................................................             19,494                  1,863
        Organization costs.....................................................             13,704                  9,399
        Registration and filing fees...........................................             33,622                 34,122
        Trustees' fees and expenses (note 2)...................................              1,500                  1,500
        Distribution fees (Class B and Class C shares only) (note 4)...........                 43                     67
        Shareholder servicing fees (note 4)....................................              5,233                    849
        Other accrued liabilities and expenses.................................             42,325                 32,223
                                                                                ------------------       ----------------
Total Liabilities..............................................................         13,366,088                155,454
                                                                                ------------------       ----------------
Net Assets.....................................................................        $16,842,243             $1,943,310
                                                                                ==================       ================

  The accompanying notes are an integral part of these financial statements.

================================================================================
STATEMENTS OF CASH FLOWS
================================================================================

The Montgomery Partners Series
Statement of Cash Flows
Period Ended March 31, 1998

                                                                                             Global Long-Short Fund
                                                                                     -------------------------------------
Cash Flows from Operating Activities:
        Interest income received..................................................... $      14,937
        Dividend income received.....................................................         6,717
        Operating expenses paid......................................................      (444,475)
        Proceeds from sales of securities and purchased options......................     4,842,142
        Net proceeds from futures and short sales transactions.......................     7,877,942
        Net proceeds from forward foreign currency exchange contacts.................        (5,926)
        Net proceeds from written options transactions...............................        71,724
        Purchases of securities and purchased options................................   (23,653,582)
                                                                                     --------------
        Cash Used by Operating Activities............................................                     $  (11,290,521)
                                                                                                          --------------
Cash Flow from Financing Activities:
        Proceeds from subscriptions.................................................. $  15,267,303
        Payments on shares redeemed..................................................      (577,532)
        Proceeds from custodian borrowings...........................................     3,473,635
                                                                                     --------------
        Cash Provided by Financing Activities........................................                     $   18,163,406
                                                                                                          --------------
Increase in cash.....................................................................                          6,872,885
Cash at beginning of period..........................................................                                  -
                                                                                                          --------------
Cash at end of period................................................................                     $    6,872,885
                                                                                                          --------------
Reconciliation of Net Increase in Net Assets from
Operations to Cash Used by Operating Activities:
        Net increase in net assets resulting from operations.........................                     $    1,873,098
        Amortization of organization costs........................................... $       1,380
        Increase in investments......................................................   (19,455,890)
        Increase in interest and dividends receivable................................       (43,642)
        Increase in other assets.....................................................      (508,468)
        Increase in receivables for investments sold.................................    (3,049,452)
        Increase in payable for investments purchased................................     1,413,628
        Increase in short sales......................................................     8,292,731
        Increase in forward foreign currency exchange contracts......................           699
        Increase in written options..................................................        64,594
        Increase in accrued expenses.................................................       120,801
                                                                                     --------------
        Total adjustments............................................................                        (13,163,619)
                                                                                                          --------------
Cash Used by Operating Activities....................................................                     $  (11,290,521)
                                                                                                          ==============
Supplemental Information:
        Interest paid................................................................                     $        4,070
                                                                                                          ==============

  The accompanying notes are an integral part of these financial statements.

================================================================================
                                                        STATEMENTS OF OPERATIONS
================================================================================

The Montgomery Partners Series
Statements of Operations
Period Ended March 31, 1998

                                                                                      Global Long-Short       Emerging Markets
                                                                                             Fund*               Focus Fund*
                                                                                      -----------------       ----------------
Net Investment Income:
Investment Income:
Interest............................................................................. $       21,368           $       4,766
Dividends (net of witholding tax of $1,887 and $1,260, respectively).................         50,359                  37,890
                                                                                      -----------------       ----------------
        Total Income.................................................................         71,727                  42,656
Expenses:
Management fee (note 2)..............................................................         31,398                   4,244
Custodian fee........................................................................         16,748                   3,450
Transfer agency fees.................................................................          3,422                   2,611
Administration fee (note 2)..........................................................          1,465                     238
Legal and audit fees.................................................................         16,318                  16,003
Trustees' fees.......................................................................          1,500                   1,500
Printing fees........................................................................         12,053                  12,052
Registration and filing fees.........................................................          7,876                   8,606
Dividend and interest expense........................................................          8,950                       -
Amortization of organization costs (note 1)..........................................          1,380                   1,019
Shareholder servicing fees...........................................................          5,233                     849
Other................................................................................          2,384                   1,502
Distribution fees (note 3):
        Class B shares...............................................................             14                       1
        Class C shares...............................................................             36                      66
                                                                                      -----------------       ----------------
Total Expenses.......................................................................        108,777                  52,141
Fees deferred and/or expenses absorbed by Manager (note 2)...........................        (50,589)                (44,944)
                                                                                      -----------------       ----------------
Net Expenses.........................................................................         58,188                   7,197
                                                                                      =================       ================
Net Investment Income................................................................         13,539                  35,459
                                                                                      =================       ================

-------------------
* Montgomery Global Long-Short Fund and Montgomery Emerging Markets Focus Fund commenced operations on December 31, 1997.

  The accompanying notes are an integral part of these financial statements.

================================================================================
STATEMENTS OF OPERATIONS
================================================================================

The Montgomery Partners Series
Statements of Operations (continued)
Period Ended March 31, 1998

                                                                                      Global Long-Short       Emerging Markets
                                                                                            Fund*                Focus Fund*
                                                                                      -----------------       ----------------
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
        Security transactions.......................................................  $       572,362         $       (23,804)
        Securities sold short.......................................................          (26,081)                      -
        Forward foreign currency exchange contracts.................................           (5,926)                    260
        Written options.............................................................              631                       -
        Foreign currency transactions and net other assets..........................          (34,378)                    455
                                                                                      -----------------       ----------------
Net Realized Gain/(Loss) on Investments During the Period...........................          506,608                 (23,089)
                                                                                      -----------------       ----------------
Net change in unrealized appreciation/(depreciation) of:
        Securities..................................................................        1,741,902                 209,322
        Securities sold short.......................................................         (388,708)                      -
        Forward foreign currency exchange contracts.................................             (699)                      -
        Written options.............................................................            6,498                       -
        Foreign currency transactions and net other assets..........................           (6,042)                   (154)
                                                                                      -----------------       ----------------
Net Unrealized Appreciation of Investments During the Period........................        1,352,951                 209,168
                                                                                      -----------------       ----------------
Net Realized and Unrealized Gain on Investments.....................................        1,859,559                 186,079
                                                                                      =================       ================
Net Increase in Net Assets Resulting from Operations................................ $      1,873,098       $         221,538
                                                                                      =================       ================

---------------------
* Montgomery Global Long-Short Fund and Montgomery Emerging Markets Focus Fund commenced operations on December 31, 1997.

  The accompanying notes are an integral part of these financial statements.

================================================================================
                                             STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

The Montgomery Partners Series
Statements of Changes in Net Assets
Period Ended March 31, 1998

                                                                                    Global Long-Short       Emerging Markets
                                                                                          Fund*                Focus Fund*
                                                                                    -----------------       ----------------
Increase/(Decrease) in Net Assets from Operations:
Net investment income.............................................................. $       13,539          $       35,459
Net realized gain/(loss) on securities sold, forward foreign currency exchange contracts, written options and foreign currency transactions
        during the period..........................................................        506,608                 (23,089)
Net unrealized appreciation of securities, forward foreign currency exchange contracts, securities sold short, written options, foreign
        currency transactions and net other assets during the period...............      1,352,951                 209,168
                                                                                    -----------------       ----------------
Net Increase in Net Assets Resulting from Operations...............................      1,873,098                 221,538
Beneficial Interest Transactions:
Net increase from beneficial interest transactions (note 6):
        Class A shares.............................................................     14,714,995               1,576,045
        Class B shares.............................................................         59,080                     220
        Class C shares.............................................................        195,070                 145,507
                                                                                    -----------------       ----------------
Net Increase in Net Assets.........................................................     16,842,243               1,943,310
Net Assets:
Beginning of Period................................................................              -                       -
                                                                                    -----------------       ----------------
End of Period...................................................................... $   16,842,243      $        1,943,310
                                                                                    =================       ================

----------------------
* Montgomery Global Long-Short Fund and Montgomery Emerging Markets Focus Fund commenced operations on December 31, 1997.

  The accompanying notes are an integral part of these financial statements.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

The Montgomery Partners Series
Financial Highlights

Selected Per Share Data for the Period Ended:..................................
Net asset value-beginning of period............................................
Net investment income #........................................................
Net realized and unrealized gain on investments................................
Net increase in net assets resulting from investment
 operations....................................................................
Net asset value-end of period..................................................
Total return **................................................................
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period......................................................
Ratio of net investment income/(loss) to average
 net assets +..................................................................
Ratio of operating expenses to average net assets,
 excluding dividend and interest expense +.....................................
Ratio of operating expenses to average net assets,
 including dividend and interest expense +.....................................
Portfolio turnover rate........................................................
Ratio of net investment income/(loss), before deferral
 of fees by Manager, to average net assets +...................................
Ratio of operating expenses, before deferral of
 fees by Manager, to average net assets +......................................
--------------------
* Montgomery Global Long-Short Fund and Montgomery Emerging Markets Focus Fund commenced operations on December 31, 1997.
**  Total return does not include sales charge or redemption fees.
+   Annualized.
++  Includes dividend and interest expense.
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

================================================================================
                                                            FINANCIAL HIGHLIGHTS
================================================================================

               Global Long-Short Fund*                                     Emerging Markets Focus Fund*
   Class A Shares  Class B Shares  Class C Shares                 Class A Shares  Class B Shares  Class C Shares
   ----------------------------------------------                 ----------------------------------------------
      03/31/98        03/31/98        03/31/98                       03/31/98        03/31/98        03/31/98
       $10.00          $10.00          $10.00                         $10.00          $10.00          $10.00
   =============    ============    =============                 =============    ============    =============
         0.02            0.00            0.00                           0.27            0.25            0.26
         2.68            2.64            1.83                           1.16            1.59            1.57
   -------------    ------------    -------------                 -------------    ------------    -------------
         2.70            2.64            1.83                           1.43            1.84            1.83
   -------------    ------------    -------------                 -------------    ------------    -------------
       $12.70          $12.64          $11.83                         $11.43          $11.84          $11.83
   =============    ============    =============                 =============    ============    =============
        27.20%          26.50%          18.50%                         14.40%          18.40%          18.30%
   =============    ============    =============                 =============    ============    =============

    $16,579,476        $60,968        $201,799                      $1,789,120         $261           $153,929
         0.65%          (0.10)%         (0.10)%                        10.46%           9.71%           9.71%
         2.35%           3.10%           3.10%                          2.10%           2.85%           2.85%
         2.78%           3.53%           3.53%                          n/a             n/a             n/a
        84.25%          84.25%          84.25%                         70.62%          70.62%          70.62%
        (1.77)%         (2.52)%         (2.52)%                        (2.77)%         (3.52)%         (3.52)%
         5.19% ++        5.94% ++        5.94% ++                      15.34%          16.09%          16.09%

  The accompanying notes are an integral part of these financial statements.

================================================================================
STATEMENT OF CASH FLOWS
================================================================================

The Montgomery Partners Series
Statement of Cash Flows
Period Ended March 31, 1998

                                                                                             Global Long-Short Fund
                                                                                     -------------------------------------
Cash Flows from Operating Activities:
        Interest income received..................................................... $      14,937
        Dividend income received.....................................................         6,717
        Operating expenses paid......................................................      (444,475)
        Proceeds from sales of securities and purchased options......................     4,842,142
        Net proceeds from futures and short sales transactions.......................     7,877,942
        Net proceeds from forward foreign currency exchange contacts.................        (5,926)
        Net proceeds from written options transactions...............................        71,724
        Purchases of securities and purchased options................................   (23,653,582)
                                                                                     --------------
        Cash Used by Operating Activities............................................                     $  (11,290,521)
                                                                                                          --------------
Cash Flow from Financing Activities:
        Proceeds from subscriptions.................................................. $  15,267,303
        Payments on shares redeemed..................................................      (577,532)
        Proceeds from custodian borrowings...........................................     3,473,635
                                                                                     --------------
        Cash Provided by Financing Activities........................................                     $   18,163,406
                                                                                                          --------------
Increase in cash.....................................................................                          6,872,885
Cash at beginning of period..........................................................                                  -
                                                                                                          --------------
Cash at end of period................................................................                     $    6,872,885
                                                                                                          --------------
Reconciliation of Net Increase in Net Assets from
Operations to Cash Used by Operating Activities:
        Net increase in net assets resulting from operations.........................                     $    1,873,098
        Amortization of organization costs........................................... $       1,380
        Increase in investments......................................................   (19,455,890)
        Increase in interest and dividends receivable................................       (43,642)
        Increase in other assets.....................................................      (508,468)
        Increase in receivables for investments sold.................................    (3,049,452)
        Increase in payable for investments purchased................................     1,413,628
        Increase in short sales......................................................     8,292,731
        Increase in forward foreign currency exchange contracts......................           699
        Increase in written options..................................................        64,594
        Increase in accrued expenses.................................................       120,801
                                                                                     --------------
        Total adjustments............................................................                        (13,163,619)
                                                                                                          --------------
Cash Used by Operating Activities....................................................                     $  (11,290,521)
                                                                                                          ==============
Supplemental Information:
        Interest paid................................................................                     $        4,070
                                                                                                          ==============

  The accompanying notes are an integral part of these financial statements.

================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================

The Montgomery Partner Series
Notes to Financial Statements

The Montgomery Global Long-Short Fund and the Montgomery Emerging Markets Focus Fund (the "Funds") comprise The Montgomery Partners Series (the "Series"). Each Fund and the Series are part of The Montgomery Funds II (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on September 10, 1993. The Funds commenced operations on December 31, 1997. Each Fund's investment objective is to seek capital appreciation.

1.      SIGNIFICANT ACCOUNTING POLICIES
        The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a.      PORTFOLIO VALUATION
        Portfolio securities are valued using current market valuations: either the last reported sales price, or, in the case of securities for which there is no reported last sale and in the case of fixed income securities, the mean of the closing bid and asked prices.

        Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sales price on the respective exchanges or markets; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market or on the NASDAQ National Market are valued at the mean between the last available bid and ask price prior to the time of valuation.

        Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair market value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b.      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
        The Funds may engage in forward foreign currency exchange contracts (forward contract) as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies. A forward contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate.

        Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain
        (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

        Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, a Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

c.      FOREIGN CURRENCY
        The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

The Montgomery Partner Series
Notes to Financial Statements (continued)


        securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

        The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from investments and securities sold short.

d.      REPURCHASE AGREEMENTS
        The Funds may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, a Fund takes possession of a government debt obligation as collateral. A Fund also agrees with the counterparty to allow the counterparty to repurchase, and a Fund to resell the obligation at a specified date and price, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. There could be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while a Fund seeks to assert its rights. A Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks. A Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

e.      SHORT SALES/FORWARD COMMITMENTS
        Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer upon the short sale; a Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. A Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will typically realize a gain if the security declines in value between those dates. Dividends declared on securities sold short are recorded on the ex-dividend date. As of March 31, 1998, the Global Long-Short Fund incurred $4,880 in dividend expense.

        A Fund maintains collateral assets consisting of cash, and liquid debt and equity securities sufficient to fully collateralize its obligation on the short position.

f.      OPTIONS
        An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by a Fund if the option is exercised.

        If a Fund writes an option and the option expires unexercised, the Fund will realize a capital gain, to the extent of the amount received for the option (the "premium"). If a Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If a Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium paid. If a Fund elects to close out the option it would recognize a

================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================

The Montgomery Partner Series
Notes to Financial Statements (continued)

        gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option. The gain or loss recognized by a Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised, a Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium. The liability representing a Fund's obligation under an exchange traded written option or investment in the purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations. When a Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When a Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. A Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit a Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

g.      DIVIDENDS AND DISTRIBUTIONS
        Dividends, if any, from net investment income are declared and paid at least annually. Distributions of any short-term capital gains earned by the Funds are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for each Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund.

        Permanent differences incurred during the three months ended March 31, 1998, resulting from differences in book and tax accounting that have been reclassified at year end to undistributed net investment income, accumulated net realized gain/(loss) and paid-in capital as follows:


                                                   Undistributed   Accumulated
                                                   Net Investment  Net Realized
Name of Fund          Paid-in Capital                  Income      Gain/(Loss)
------------                                       --------------  ------------
Global Long-
        Short Fund....    $(1,104)                   $(27,424)       $28,528
Emerging Markets
        Focus Fund....    $  (838)                   $  1,553        $  (715)


h.      SECURITIES TRANSACTIONS AND INVESTMENT INCOME
        Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recorded on the ex-dividend date, except certain cash dividends from foreign securities which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, including, where applicable, amortization of discount on short-term investments, is recognized on the accrual basis.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

i.      FEDERAL INCOME TAXES
        Each Fund has elected and qualified, and it is the intention of each Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve each Fund from all or substantially all federal income taxes.

        As of March 31, 1998, the Emerging Markets Focus Fund had for federal income tax purposes unused capital losses of $23,804, which will expire in 2006, if it is not used to offset capital gains in future periods.

j.      ORGANIZATION COSTS
        Expenses incurred in connection with the organization of the Funds amounted to $27,989 and $20,666, for the Global Long-Short Fund and Emerging Markets Focus Fund, respectively, and are amortized on a straight-line basis over a period of five years from the commencement of operations. Organization costs payable represent amounts due Montgomery Asset Management, LLC for expenses incurred on behalf of the Funds.

k.      CASH
        Cash, as used in the Statement of Cash Flows for the Global Long-Short Fund, is the amount reported in the Statement of Assets and Liabilities. The Fund issues and redeems its shares, invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities, accretion income recognized on investment securities and amortization of organization costs.

l.      EXPENSES
        General expenses of the Trust are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or a class of shares are charged to that Fund's or class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares or Fund are prorated among the classes based on the relative average net assets of each class of shares or Fund. Registration and filing fees payable represent amounts due Montgomery Asset Management, LLC, for expenses incurred on behalf of the Funds.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER CONTRACTUAL COMMITMENTS:
a. Montgomery Asset Management, LLC is the Funds' Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Manager is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany.

        Pursuant to an investment management agreement between the Manager and the Trust with respect to each Fund ("Investment Management Agreement"), the Manager provides the Funds with advice on buying and selling securities, manages the investments of the Funds including the placement of orders for portfolio transactions, furnishes the Funds with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such agreement. The Manager has agreed to reduce some or all of its management fee or absorb fund expenses if necessary to keep the Funds' annual operating expenses, exclusive of Rule 12b-1 fees, dividend expense, interest and taxes, at or below 2.35% and 2.10% for the Global Long-Short Fund and Emerging Markets Focus Fund, respectively. Any reductions or absorptions made to a Fund by the Manager are subject to recovery within the following three years, provided a Fund is able to

================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================

The Montgomery Partner Series
Notes to Financial Statements (continued)


        affect such reimbursement and remain in compliance with applicable expense limitations. The Manager may terminate these reductions or absorptions at any time.

        Montgomery Asset Management, LLC serves as the Funds' administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Funds' administrative operations.

        As compensation, the Funds have accrued a monthly management and administration fee (accrued daily) based upon the average daily net assets of the Funds at the following annualized rates:

                                                   Management
                                  Effective       Fee Including         Effective
                                  Management       Effect of          Administration
Name of Fund                         Fee          Fees Deferred            Fee
------------------------------------------------------------------------------------
Global Long-
        Short Fund...............   1.50%            (0.92)%               .07%
Emerging Markets
        Focus Fund...............   1.25%           (11.99)%               .07%

        For the three months ended March 31, 1998, the Manager has deferred fees subject to recoupment as follows:

                                                                   Deferred
                                                                  Management
                                                               Fees and Absorbed
                                   Fees          Expenses      Expenses Subject
                                 Deferred        Absorbed        to Recoupment
--------------------------------------------------------------------------------
Global Long-
        Short Fund..............  $31,398        $19,191            $50,589
Emerging Markets
        Focus Fund..............  $ 4,244        $40,700            $44,944

b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" will receive an annual retainer and quarterly meeting fee totaling $35,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all Trusts advised by the Manager ($5,000 of which will be allocated to The Montgomery Funds II).

3.      BORROWING FROM CUSTODIAN AND LINE OF CREDIT
        The Funds have entered into an arrangement with the custodian to periodically borrow money for temporary or emergency purposes or to leverage their portfolios in an effort to increase total return. Such borrowings bear interest at fixed rates ranging from 6.03% to 7.02% depending upon the balance outstanding. During the period ended March 31, 1998, the Global Long-Short Fund borrowed money to leverage the portfolio, resulting in $4,070 of interest expense being incurred by the Fund. At March 31, 1998 $3,473,635 was due to the custodian. The Fund maintains collateral assets consisting of cash or liquid debt and equity securities sufficient to collateralize 300% of the borrowed amount.

        In addition, under an unsecured Revolving Credit Agreement with DeutscheBank (New York), the Global Long-Short Fund and the Emerging Markets Focus Fund, along with other funds of The Montgomery Funds I, The Montgomery Funds II and The Montgomery Funds III, may borrow (consistent with applicable law and their investment policies) up to 10% of their net asset values, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $300,000,000. Each Fund pays its pro-rata share of the .08% quarterly commitment fee of the unutilized credit line balance. For the period ended March 31, 1998, there were no borrowings under this agreement.

4.      SHAREHOLDER SERVICING AND DISTRIBUTION PLANS
        The Funds have adopted a shareholder servicing plan for Class A, Class B and Class C shares, and a distribution plan for Class B and Class C shares of each Fund. The shareholder servicing plan permits the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plan, adopted pursuant to Rule 12b-1 under the

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

The Montgomery Partner Series
Notes to Financial Statements (continued)

        1940 Act, permits the Funds to compensate or reimburse Funds Distributor, Inc (the "Distributor") for activities or expenses primarily intended to result in the sale of the class' shares. Payments under the shareholder servicing plan are limited to .25% of average daily net assets. Payments under the distribution plan are limited to .75% of Class B and Class C average net assets.

        The Funds were advised by the Distributor that for the period ended March 31, 1998, they received $6,192 in shareholder service and distribution fees. The Distributor also received the proceeds of sales commissions paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid upon certain redemptions of Class B and Class C shares. For the period ended March 31, 1998, the Distributor earned $2,079 and $1,623 in contingent deferred sales charges on Class B and Class C shares, respectively, of the Funds. Certain employees of the Distributor serve as officers of the Funds.

5.      SECURITIES TRANSACTIONS:
a. The aggregate amount of purchases and sales of long-term securities, excluding long-term U.S. government securities, during the three months ended March 31, 1998 were:

                                                 Purchases           Sales
                                                -----------------------------
Global Long-Short Fund........................  $24,765,648        $7,871,409
Emerging Markets Focus Fund...................  $ 2,268,636        $  706,394

b. At March 31, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                 Taxable            Taxable
                                                Unrealized         Unrealized
                                               Appreciation       Depreciation
                                               -------------------------------
Global Long-Short Fund........................  $1,920,914          $267,201
Emerging Markets Focus Fund...................  $  201,304          $ 19,921

c. The schedule of forward foreign currency exchange contracts for the Global Long-Short Fund at March 31, 1998 were as follows:

                                                                                     Net Unrealized
                Foreign Currency                Settlement      In Exchange for      Appreciation/
                     Amount                        Date             (US $)           (Depreciation)
--------------------------------------------    ----------      ---------------      --------------
Forward Foreign Currency Exchange Contracts to Receive:
                    99,089   British Pound      04/02/98        $165,875             $(1,466)
                   644,465   French Franc       04/02/98         103,938              (1,307)
                                                                ---------------      --------------
                             Total                              $269,813              (2,773)
                                                                ===============      ==============
Forward Foreign Currency Exchange Contracts to Deliver:
                 1,074,371   French Franc       04/30/98        $173,596               1,640
                72,169,125   Italian Lire       04/01/98          39,561                 434
                                                                ---------------      --------------
                             Total                              $213,157               2,074
                                                                ===============      ==============
                             Net Unrealized Depreciation                              $ (699)
                                                                                     ==============

================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
================================================================================

The Montgomery Partner Series
Notes to Financial Statements (continued)


d. The schedule of options written for the Global Long-Short Fund at March 31, 1998 were as follows:

                                                        Number of       Expiration      Strike
                Issuer                                  Contracts          Date         Price           Value           Premiums
-----------------------------------------------------   ---------       ----------      ------         -------          --------
Call Options Written:
        Computer Learning Centers, Inc.
            (Business Services).........................   75            05/16/98       $17.5          $16,875          $21,337
        Fila Holding SpA (Footwear).....................   55            04/18/98       $20.0           18,906           12,897
        Nike, Inc., Class B ( Footwear).................   50            07/18/98       $47.5           10,313           16,099
Put Options Written:
        General Nutrition Center, Inc. (Retail Trade)...   80            05/16/98       $40.0           18,500           20,759
                                                                                                       -------          --------
                                                                                                       $64,594          $71,092
                                                                                                       =======          ========

e. Option activity for the Global Long-Short Fund for the period ended March 31, 1998 was as follows:

        Written Options                                 Premiums      Number of Contracts
------------------------------------------------------- --------      -------------------
Options outstanding at December 31, 1997............... $      -          $       -
Options written........................................   96,851                340
Options closed.........................................  (25,759)               (80)
                                                        --------      -------------------
Options outstanding at March 31, 1998.................. $ 71,092          $     260
                                                        --------      -------------------

6.      Foreign Securities:
        The Funds may purchase securities on foreign security exchanges. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include, among others, revaluation of currencies, less reliable information about issuers, different securities transactions clearance and settlement practices and potential future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

7.      Transactions in Shares of a Beneficial Interest
        The Trusts have authorized an unlimited number of shares of beneficial interest which have a par value of $0.01.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

The Montgomery Partner Series
Notes to Financial Statements (continued)


Transactions in Shares of a Beneficial Interest

                                            Global Long-Short Fund                     Emerging Markets Focus Fund
                                            Period Ended 03/31/98*                        Period Ended 03/31/98*
                                        -------------------------------                ----------------------------
                                        Shares                Dollars                   Shares             Dollars
                                        ---------           -----------                -------           ----------
A Shares:
Sold................................... 1,351,456           $15,266,337                156,519           $1,576,045
Redeemed...............................   (46,369)             (551,342)                     -                    -
                                        ---------           -----------                -------           ----------
Net increase........................... 1,305,087           $14,714,995                156,519           $1,576,045
                                        =========           ===========                =======           ==========
B Shares:
Sold...................................     4,825           $    59,080                     22           $      220
Redeemed...............................         -                     -                      -                    -
                                        ---------           -----------                -------           ----------
Net increase...........................     4,825           $    59,080                     22           $      220
                                        =========           ===========                =======           ==========
C Shares:
Sold...................................    20,057           $   221,260                 13,008           $  145,507
Redeemed...............................    (3,000)              (26,190)                     -                    -
                                        ---------           -----------                -------           ----------
Net increase...........................    17,057           $   195,070                 13,008           $  145,507
                                        =========           ===========                =======           ==========

---------------
* Montgomery Global Long-Short Fund and Montgomery Emerging Markets Focus Fund commenced operations on December 31, 1997.

================================================================================
                                               REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF MONTGOMERY GLOBAL LONG-SHORT FUND AND MONTGOMERY EMERGING MARKETS FOCUS FUND

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments and schedule of short sales, and the related statements of operations, of changes in net assets, of cash flows and the financial highlights present fairly, in all material respects, the financial position of Montgomery Global Long-Short Fund and Montgomery Emerging Markets Focus Fund (the "Funds") at March 31, 1998, and the results of each of their operations, the changes in each of their net assets, cash flows and the financial highlights for the period December 31, 1997 (commencement of operations) through March 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
San Francisco, CA
May 27, 1998